UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [ ]                        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:        Bluefin Investment Management LLC

Address:     1235 Westlakes Drive, Suite 130
             Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Burney

Title:     Member

Phone:     (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney          Berwyn, PA            May 14, 2010
----------------         -------------          ------------
 [Signature]             [City, State]           [Date]


Report Type:

[X]     13F HOLDINGS REPORT

[  ]    13F NOTICE

[  ]    13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         None
                                         ---------
Form 13F Information Table Entry Total:     31
                                         ---------
Form 13F Information Table Value Total:  $ 165,352 (in thousands)
                                         ------------------------


List of Other Included Managers:

None


                                       Title of              Value   Shr/PRN  SH/  Put/  Investment   Other     Voting Authority
Name of Issuer                          Class      CUSIP    (x1000)  Amount   PRN  Call  Discretion  Managers  Sole   Shared  Other
-----------------------------------    --------    -----    ------  -------   ---  ----  ----------  --------  ----   ------  -----
AMERICAN EAGLE OUTFITTERS INC           Common   02553E106   3,782   225,000  SH           Sole               225,000
ANAREN INC                              Common   032744104   3,420   230,800  SH           Sole               230,800
AVAGO TECHNOLOGIES, INC.                Common   Y0486S104   8,624   420,500  SH           Sole               420,500
BIOSCRIP, INC.                          Common   09069N108   6,016   672,200  SH           Sole               672,200
CHECK POINT SOFTWARE TECH. LTD          Common   M22465104   9,300   261,100  SH           Sole               261,100
CINEMARK HOLDINGS, INC.                 Common   17243V102   6,358   348,200  SH           Sole               348,200
COGENT, INC.                            Common   19239Y108   6,465   624,000  SH           Sole               624,000
COGNIZANT TECHNOLOGY SOLUTIONS CORP     Common   192446102   7,273   142,300  SH           Sole               142,300
CONCEPTUS INC                           Common   206016107   3,837   202,600  SH           Sole               202,600
CONSTANT CONTACT INC                    Common   210313102   3,748   146,700  SH           Sole               146,700
CONVIO, INC.                            Common   21257W105   1,413   140,700  SH           Sole               140,700
CORNELL COMPANIES INC                   Common   219141108   5,508   200,300  SH           Sole               200,300
CORRECTIONS CORP OF AMERICA             Common   22025Y407   4,467   215,600  SH           Sole               215,600
DEXCOM, INC.                            Common   252131107   6,918   631,800  SH           Sole               631,800
ENTEGRIS, INC.                          Common   29362U104   3,890   629,400  SH           Sole               629,400
FTI CONSULTING, INC.                    Common   302941109   7,732   188,000  SH           Sole               188,000
GENOPTIX, INC.                          Common   37243V100   8,639   222,700  SH           Sole               222,700
GEOEYE INC                              Common   37250W108   5,358   188,000  SH           Sole               188,000
HHGREGG INC.                            Common   42833L108   8,065   281,700  SH           Sole               281,700
INSULET CORPORATION                     Common   45784P101   4,937   357,500  SH           Sole               357,500
J. CREW GROUP, INC.                     Common   46612H402   2,839    61,100  SH           Sole                61,100
MOBILE MINI INC                         Common   60740F105   4,240   255,100  SH           Sole               255,100
ORTHOVITA INC                           Common   68750U102   2,856   714,100  SH           Sole               714,100
RIGHTNOW TECHNOLOGIES, INC.             Common   76657R106   3,908   238,300  SH           Sole               238,300
SS&C TECHNOLOGIES HLDGS INC             Common   78467J100   2,426   144,600  SH           Sole               144,600
SXC HEALTH SOLUTIONS CORPORATION        Common   78505P100   6,251    89,700  SH           Sole                89,700
ULTA SALON COSMETICS & FRAGRANCE INC.   Common   90384S303   7,348   317,800  SH           Sole               317,800
UNITED THERAPEUTICS CORP                Common   91307C102   9,154   160,900  SH           Sole               160,900
UNIVERSAL DISPLAY CORP                  Common   91347P105   1,965   147,200  SH           Sole               147,200
VANDA PHARMACEUTICALS INC.              Common   921659108   3,146   374,700  SH           Sole               374,700
WASTE CONNECTIONS INC                   Common   941053100   5,469   152,800  SH           Sole               152,800